SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

37. SUBSEQUENT EVENTS

On February 6, 2023, Telkomsel paid the entire outstanding loans to Bank of China amounting to Rp1,000 billion.

On February 15, 2023, Mitratel acquired 997 Indosat’s telecommunication towers amounting to Rp1,648 billion.

On March 16, 2023, the Company withdrawn facilities from Bank of China amounting to Rp1,000 billion.

On March 30, 2023, the Company withdrawn facilities from Bank Mandiri amounting to Rp1,000 billion.

On April 6, 2023, based on Conditional Spin-Off Agreement ("CSA"), the Company will transfer the IndiHome Business Segment which shall be no later than July 1, 2023, which will result in all assets and liabilities of the Company in relation to the IndiHome Business Segment being transferred by operation of law to Telkomsel. The value of IndiHome Business Segment to be transferred is Rp58,250 billion. In return, Telkomsel will issue 33,300 new shares to the Company, resulted in 70.4% ownership by the Company and diluting SingTel's ownership into 29.6%. Furthermore, SingTel intends to use part of its right to pre-order the issuance of 1,551 new shares. The issuance of the new shares will be paid in cash amounting to Rp2,713 billion, resulted in 69.9% ownership by the Company and 30.1% ownership by SingTel.